EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS	EQUITY-ACCOUNTED INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS
The Company has entered into certain arrangements in the form of jointly controlled entities and investments in associates for various Canadian multi-family rental developments. Joint ventures represent development properties held in partnership with third parties where decisions relating to the relevant activities of the joint venture require the unanimous consent of the partners. These arrangements are accounted for under the equity method.

The following table presents the change in the balance of equity-accounted investments in Canadian residential developments for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Opening balance	$106,538	$98,675
Advances(1)	11,934	13,360
Distributions(2)	(370)	(10,212)
Income from equity-accounted investments in Canadian residential developments	4,348	11,198
Reclassification to equity-accounted investments in Canadian multi-family rental properties(3)	(25,416)	—
Translation adjustment(4)	2,302	(6,483)
Balance, end of year	$99,336	$106,538
(1) Advances to equity-accounted investments in Canadian residential developments for the year ended December 31, 2023 include advances for 6-8 Gloucester LP, WDL 20 LP, WDL 3/4/7 LP, Queen Ontario LP, Symington LP and KT Housing Now Six Points LP.
(2) Distributions from equity-accounted investments in Canadian residential developments for December 31, 2022 represent sales proceeds from the Company's divestiture of two-thirds of its original 30% equity ownership in Queen Ontario LP to its institutional partner.
(3) On September 30, 2023, The Taylor achieved stabilization. In the fourth quarter of 2023, being the first full quarter after stabilization, Tricon's investment in 57 Spadina LP was reclassified from equity-accounted investments in Canadian residential developments to investments in multi-family rental properties (Note 7).
(4) For the year ended December 31, 2023, the USD/CAD exchange rate moved from 1.3544 as at December 31, 2022 to 1.3226 as at December 31, 2023, resulting in a favorable foreign currency translation adjustment of $2,302. In the prior year, the USD/CAD exchange rate moved from 1.2678 as at December 31, 2021 to 1.3544 as at December 31, 2022, resulting in an unfavorable foreign currency translation adjustment of $6,483.
The following tables present the ownership interests and carrying values of the Company’s equity-accounted investments in Canadian residential developments. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

	December 31, 2023
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures
WDL 3/4/7 LP (Cherry House)	Toronto, ON	33%	$1,871	$202,646	$21,844	$128,402	$54,271	$18,097
WDL 8 LP (Maple House)	Toronto, ON	33%	7,449	321,163	16,295	257,400	54,917	18,312
WDL 20 LP (Oak House)	Toronto, ON	33%	422	46,118	6	36,311	10,223	3,414
DKT B10 LP (Birch House)(2)	Toronto, ON	33%	3,373	71,669	7,094	38,923	29,025	11,187
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	1,895	133,592	9,683	79,561	46,243	22,370
Queen Ontario LP (ROQ City)	Toronto, ON	10%	6,389	155,615	4,919	—	157,085	16,059
Symington LP (The Spoke)	Toronto, ON	10%	1,674	59,165	4,987	—	55,852	5,674
KT Housing Now Six Points LP(3)	Toronto, ON	50%	1,346	7,959	859	—	8,446	4,223
Total			$24,419	$997,927	$65,687	$540,597	$416,062	$99,336

	December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures
WDL 3/4/7 LP (Cherry House)	Toronto, ON	33%	$2,993	$141,357	$7,721	$84,646	$51,983	$17,335
WDL 8 LP (Maple House)	Toronto, ON	33%	7,318	241,907	21,105	188,473	39,647	13,222
WDL 20 LP (Oak House)	Toronto, ON	33%	722	43,082	186	34,295	9,323	3,114
DKT B10 LP (Birch House) (2)	Toronto, ON	33%	1,290	42,111	6,669	8,507	28,225	10,885
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	1,101	100,147	4,263	52,585	44,400	20,988
Queen Ontario LP (ROQ City)(4)	Toronto, ON	10%	5,167	121,336	806	—	125,697	12,912
Symington LP (The Spoke)(5)	Toronto, ON	10%	688	36,038	158	22,149	14,419	1,450
			19,279	725,978	40,908	390,655	313,694	79,906
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	1,280	189,106	6,000	96,344	88,042	26,632
			1,280	189,106	6,000	96,344	88,042	26,632
Total			$20,559	$915,084	$46,908	$486,999	$401,736	$106,538
(1) Tricon's share of net assets of $99,336 (December 31, 2022 - $106,538) is comprised of $96,818 (December 31, 2022 - $104,364) as per the investees' financial statements plus $2,518 (December 31, 2022 - $2,174) of fair value differences arising from the initial recognition on January 1, 2020 and foreign exchange translation adjustments.
(2) Tricon's share of net assets of DKT B10 LP includes the purchase price paid to third-party partners for a one-third ownership interest in the partnership.
(3) On June 23, 2023, the Company entered into a new joint venture investment, KT Housing Now LP.
(4) On April 12, 2022, the Company sold two-thirds of its original 30% equity ownership interest in Queen & Ontario to its institutional partner.
(5) On February 22, 2022, the Company entered into a new joint venture investment, Symington LP.

	For the year ended December 31, 2023
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income (loss)	Tricon's share of net income

Joint ventures
WDL 3/4/7 LP (Cherry House)	Toronto, ON	33%	$4	$(102)	$—	$(98)	$(33)
WDL 8 LP (Maple House)	Toronto, ON	33%	677	(2,610)	17,092	15,159	5,053
WDL 20 LP (Oak House)	Toronto, ON	33%	—	(6)	—	(6)	(2)
DKT B10 LP (Birch House)	Toronto, ON	33%	4	(60)	174	118	39
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	24	(1,507)	2,269	786	370
Queen Ontario LP (ROQ City)	Toronto, ON	10%	6	(98)	2,125	2,033	203
Symington LP (The Spoke)	Toronto, ON	10%	—	(68)	—	(68)	(7)
KT Housing Now Six Points LP(1)	Toronto, ON	50%	—	(23)	—	(23)	(11)
			715	(4,474)	21,660	17,901	5,612
Associates
57 Spadina LP (The Taylor)(2)	Toronto, ON	30%	3,849	(8,062)	—	(4,213)	(1,264)
Total			$4,564	$(12,536)	$21,660	$13,688	$4,348
(1) On June 23, 2023, the Company entered into a new joint venture investment, KT Housing Now Six Points LP.
(2) The loss of $1,264 represents Tricon's share of net loss from 57 Spadina LP for the period from January 1, 2023 to September 30, 2023.

	For the year ended December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income (loss)	Tricon's share of net income

Joint ventures
WDL 3/4/7 LP (Cherry House)	Toronto, ON	33%	$—	$—	$234	$234	$78
WDL 8 LP (Maple House)	Toronto, ON	33%	1	(161)	13,176	13,016	4,337
WDL 20 LP (Oak House)	Toronto, ON	33%	—	—	—	—	—
DKT B10 LP (Birch House)	Toronto, ON	33%	—	(2)	238	236	79
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	—	(24)	8,019	7,995	3,759
Labatt Village Holding LP	Toronto, ON	38%	—	—	—	—	8
Queen Ontario LP (ROQ City)	Toronto, ON	10%	114	(242)	1,676	1,548	155
Symington LP (The Spoke)	Toronto, ON	10%	—	(12)	—	(12)	(1)
			115	(441)	23,343	23,017	8,415
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	133	(2,122)	10,634	8,645	2,783
Total			$248	$(2,563)	$33,977	$31,662	$11,198

Based on the assessment of current economic conditions, there are no indicators of impairment of the Company's equity-accounted investments in Canadian residential developments as at December 31, 2023.